Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Preferred stock, shares outstanding		0
Common stock, shares authorized		466,000,000
Fair value of warrants	[1]	$ 18,554,494
ACME II [Member]
Fair value of warrants		2,200
Fair value of senior secured convertible notes		5,100
Chief Executive Officer [Member]
Fair value of warrants		1,800
Fair value of senior secured convertible notes		7,100
Chief Technology Officer [Member]
Fair value of warrants		900
Fair value of senior secured convertible notes		$ 3,600
Preferred Stock [Member]
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		1,000,000	1,000,000
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0
Common Class A [Member]
Common stock, par value		$ 0.0001	$ 0.0001
Common stock, shares authorized		400,000,000	400,000,000
Common stock, shares issued		18,885,500	14,246,498
Common stock, shares outstanding		18,885,500	14,246,498
Common Class B [Member]
Common stock, par value		$ 0.0001	$ 0.0001
Common stock, shares authorized		65,000,000	65,000,000
Common stock, shares issued		3,702,613	3,702,613
Common stock, shares outstanding		3,702,613	3,702,613

[1]	Represents the fair value of the Convertible Notes, Company Warrants and Original Warrants as of December 31, 2023, based on the accounting treatment elected by the Company. This does not reflect actual cash value delivered to any holder of the Convertible Notes, including the Kemp Trust and Dr. London. The valuation of such instruments is subject to change, predominantly driven by changes in the market price of a share of the Company’s Class A Common Stock. See the sections entitled Warrants to Purchase Class A Common Stock and Fair Value Option of Accounting in Note 1 — Description of Business, Basis of Presentation and Significant Accounting Policies as well as Note 5 — Fair Value Measurements in these consolidated financial statements.